ASSET RETIREMENT OBLIGATIONS - Change in the Company's ARO liability (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSET RETIREMENT OBLIGATIONS
Asset retirement obligation, Beginning balance		$ 1,654,968	$ 5,485,915	$ 5,097,225
Liabilities incurred	$ 85,802		85,802	50,419
Liabilities sold		(26,780)	(3,510,966)
Liabilities settled		(28,087)		(297,244)
Change in estimates		193,229	(497,407)	140,331
Accretion expense		122,825	91,624	495,184
Asset retirement obligation, Ending balance		$ 1,722,926	$ 1,654,968	$ 5,485,915